Income Tax Expense - Schedule of Reconciliation of Effective Tax Rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Expense - Schedule Of Deferred Income Tax Assets Liabilities
Net loss	$ (15,957)	$ (15,957)	$ (64,865)
Total income tax (recovery) expense
Loss excluding income tax	(15,957)		(64,865)
Income tax recovery using the Company's domestic tax rate	(4,308)		(16,865)
Non-deductible expenses and other	(2,175)		(1,914)
Change in tax rates			(2,950)
Deferred income tax assets not recognized	6,483		21,729
Deferred income tax (recovery) expense